Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenue	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 672,368	$ 654,946	$ 638,668	$ 644,169	$ 2,603,623	$ 2,610,152	$ 2,588,426
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									375,769	415,900	417,179
Selling, general and administrative									288,467	204,025	208,381
Depreciation and amortization									736,567	764,903	769,440
(Gains) losses on derivative financial instruments									8,064	39,935	24,635
Gain on satellite insurance recoveries									(9,618)
Total operating expenses									1,399,249	1,424,763	1,419,635
Income (loss) from operations	330,604	308,082	255,638	310,049	311,611	300,959	281,543	291,275	1,204,374	1,185,389	1,168,791
Interest (income) expense, net									1,114,197	1,270,848	1,310,563
Loss on early extinguishment of debt			(366,800)		(24,300)		(43,400)		(368,089)	(73,542)	(326,183)
Loss from previously unconsolidated affiliates											(24,658)
Other income (expense), net									(4,918)	(10,128)	1,955
Income (loss) before income taxes									(282,830)	(169,129)	(490,658)
Provision for (benefit from) income taxes									(30,837)	(19,631)	(55,393)
Net income (loss)	73,615	88,574	(407,266)	(6,916)	(4,755)	(35,349)	(84,328)	(25,067)	(251,993)	(149,498)	(435,265)
Net income attributable to noncontrolling interest									(3,687)	(1,639)	1,106
Net income (loss) attributable to Intelsat S.A.	72,631	87,798	(408,305)	(7,804)	(5,750)	(35,430)	(84,710)	(25,248)	(255,680)	(151,137)	(434,159)
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue											5,221
Operating expenses:
Selling, general and administrative									62,861	4,247	5,883
Total operating expenses									62,861	4,247	5,883
Income (loss) from operations									(62,861)	(4,247)	(662)
Interest (income) expense, net									40,916	67,377	73,994
Loss on early extinguishment of debt									(24,185)		(78,960)
Subsidiary income (loss)									(85,180)	(58,552)	(280,453)
Other income (expense), net									(7)	(13)	10
Income (loss) before income taxes									(213,149)	(130,189)	(434,059)
Net income (loss)									(213,149)	(130,189)	(434,059)
Net income (loss) attributable to Intelsat S.A.									(213,149)	(130,189)	(434,059)
Intelsat Luxembourg [Member]
Operating expenses:
Selling, general and administrative									8,167	25,264	25,302
Total operating expenses									8,167	25,264	25,302
Income (loss) from operations									(8,167)	(25,264)	(25,302)
Interest (income) expense, net									438,052	610,771	612,560
Loss on early extinguishment of debt			(232,100)						(341,351)
Subsidiary income (loss)									728,465	587,519	370,051
Other income (expense), net										(1)	(1)
Income (loss) before income taxes									(59,105)	(48,517)	(267,812)
Net income (loss)									(59,105)	(48,517)	(267,812)
Net income (loss) attributable to Intelsat S.A.									(59,105)	(48,517)	(267,812)
Intelsat Jackson [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,382,169	2,318,470	2,292,284
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									266,869	271,230	262,753
Selling, general and administrative									155,035	124,695	128,301
Depreciation and amortization									705,165	726,224	737,413
(Gains) losses on derivative financial instruments									8,064	37,963	19,804
Gain on satellite insurance recoveries									(9,618)
Total operating expenses									1,125,515	1,160,112	1,148,271
Income (loss) from operations									1,256,654	1,158,358	1,144,013
Interest (income) expense, net									636,774	581,687	613,080
Loss on early extinguishment of debt			(110,300)				(43,400)		(2,553)	(67,709)	(247,223)
Subsidiary income (loss)									70,409	25,510	57,280
Loss from previously unconsolidated affiliates											(24,658)
Other income (expense), net									577	18,944	(14,404)
Income (loss) before income taxes									688,313	553,416	301,928
Provision for (benefit from) income taxes									(40,152)	(34,103)	(68,123)
Net income (loss)									728,465	587,519	370,051
Net income (loss) attributable to Intelsat S.A.									728,465	587,519	370,051
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									2,382,201	2,318,479	2,292,289
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									266,869	291,757	262,753
Selling, general and administrative									152,961	123,465	127,351
Depreciation and amortization									705,165	709,120	737,413
(Gains) losses on derivative financial instruments											(4,461)
Gain on satellite insurance recoveries									(9,618)
Total operating expenses									1,115,377	1,124,342	1,123,056
Income (loss) from operations									1,266,824	1,194,137	1,169,233
Interest (income) expense, net									(10,042)	(223,283)	19,106
Loss on early extinguishment of debt											(218,260)
Subsidiary income (loss)									70,409	25,510	57,280
Loss from previously unconsolidated affiliates											(24,658)
Other income (expense), net									42,772	18,951	(14,404)
Income (loss) before income taxes									1,390,047	1,461,881	950,085
Provision for (benefit from) income taxes									(38,819)	(34,103)	(68,123)
Net income (loss)									1,428,866	1,495,984	1,018,208
Net income (loss) attributable to Intelsat S.A.									1,428,866	1,495,984	1,018,208
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									663,354	732,274	695,652
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									504,983	585,263	559,142
Selling, general and administrative									62,469	49,819	48,908
Depreciation and amortization									34,623	40,061	32,657
(Gains) losses on derivative financial instruments										1,972	4,831
Total operating expenses									602,075	677,115	645,538
Income (loss) from operations									61,279	55,159	50,114
Interest (income) expense, net									(1,545)	11,013	10,929
Loss on early extinguishment of debt										(5,833)
Other income (expense), net									(5,488)	(6,724)	17,125
Income (loss) before income taxes									57,336	31,589	56,310
Provision for (benefit from) income taxes									9,315	14,475	12,777
Net income (loss)									48,021	17,114	43,533
Net income attributable to noncontrolling interest									(3,687)	(1,639)	1,106
Net income (loss) attributable to Intelsat S.A.									44,334	15,475	44,639
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenue									(2,824,101)	(2,759,071)	(2,697,020)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									(662,952)	(732,350)	(667,469)
Selling, general and administrative									(153,026)	(123,465)	(127,364)
Depreciation and amortization									(708,386)	(710,502)	(738,043)
(Gains) losses on derivative financial instruments											4,461
Gain on satellite insurance recoveries									9,618
Total operating expenses									(1,514,746)	(1,566,317)	(1,528,415)
Income (loss) from operations									(1,309,355)	(1,192,754)	(1,168,605)
Interest (income) expense, net									10,042	223,283	(19,106)
Loss on early extinguishment of debt											218,260
Subsidiary income (loss)									(784,103)	(579,987)	(204,158)
Loss from previously unconsolidated affiliates											24,658
Other income (expense), net									(42,772)	(41,285)	13,629
Income (loss) before income taxes									(2,146,272)	(2,037,309)	(1,097,110)
Provision for (benefit from) income taxes									38,819	34,100	68,076
Net income (loss)									(2,185,091)	(2,071,409)	(1,165,186)
Net income (loss) attributable to Intelsat S.A.									$ (2,185,091)	$ (2,071,409)	$ (1,165,186)